INVENTORIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Impairment of inventory	$ 48,589	$ (15,255)
Impairment of inventory	$ (48,589)	$ 15,255